Segment analysis - Additions to Group (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Additions	$ 94	$ 115
Additions to property, plant and equipment	174	214
Acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	164	138
Non-acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	72	87
Goodwill
Disclosure of operating segments [line items]
Additions to goodwill	80	78
Discontinued operations
Disclosure of operating segments [line items]
Additions	2	19
Additions to property, plant and equipment	4	13
Discontinued operations | Acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	0	31
Discontinued operations | Non-acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	2	5
Discontinued operations | Goodwill
Disclosure of operating segments [line items]
Additions to goodwill	0	12
Total reportable segments
Disclosure of operating segments [line items]
Additions	92	96
Additions to property, plant and equipment	170	201
Total reportable segments | Acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	164	107
Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	70	82
Total reportable segments | Goodwill
Disclosure of operating segments [line items]
Additions to goodwill	80	66
USA | Total reportable segments
Disclosure of operating segments [line items]
Additions	84	86
Additions to property, plant and equipment	165	199
USA | Total reportable segments | Acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	164	107
USA | Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	66	79
USA | Total reportable segments | Goodwill
Disclosure of operating segments [line items]
Additions to goodwill	80	66
Canada | Total reportable segments
Disclosure of operating segments [line items]
Additions	8	10
Additions to property, plant and equipment	5	2
Canada | Total reportable segments | Acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	0	0
Canada | Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Additions to intangible assets other than goodwill	4	3
Canada | Total reportable segments | Goodwill
Disclosure of operating segments [line items]
Additions to goodwill	$ 0	$ 0